Borrowed Funds - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 27, 2007	Jun. 30, 2006	Dec. 31, 2016	Dec. 31, 2015
Borrowed Funds [Line Items]
Amount of available, unused funds			$ 349,511,450
Reverse Repurchase Agreement			5,000,000	$ 5,000,000
Fair value of securities received as collateral that can be resold or repledged			$ 5,470,105	$ 5,501,503
Repurchase Agreements, Maturities			September 26, 2017
Reverse Repurchase Agreement Interest Rate			3.81%
Debt Instrument, Description of Variable Rate Basis	1.40	1.65
First Tennessee Bank [Member]
Borrowed Funds [Line Items]
Debt Instrument, Face Amount			$ 20,000,000
Debt Instrument, Maturity Date			Dec. 05, 2017
Debt Instrument, Basis Spread on Variable Rate			2.50%
Debt Instrument, Description of Variable Rate Basis			2.50% over the LIBOR Rate
Maximum [Member]
Borrowed Funds [Line Items]
Interest rate, range from			1.60%
Minimum [Member]
Borrowed Funds [Line Items]
Interest rate, range from			0.66%